Revenue - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022	Jan. 01, 2021
Disaggregation of Revenue [Line Items]
Revenue		$ 679,000	$ 2,110,000	$ 4,409,000	$ 2,772,000
Accounts receivable		555,000		686,000	262,000	$ 300,000	$ 348,000
Contract asset		0		0	0		0
Contract liability		4,000,000		3,400,000	2,900,000	$ 2,900,000	$ 1,700,000
Revenue recognized		120,000	1,400,000	1,700	600
Revenue, remaining performance obligation, amount		11,000,000		10,100,000
Amortization of Deferred Charges				1,600,000	500,000
Deferred Costs				2,300,000	1,900,000
Unbilled Contracts Receivable				$ 77,000	0
Government Assistance, Transaction Duration	2 years
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]				Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period				1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, amount		$ 7,100
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, amount		$ 3,900,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		4 years
Revenue Remaining Performance Obligation Expected Period of Recognization Year One [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, amount				$ 6,200,000
Revenue Remaining Performance Obligation Expected Period of Recognization Year Two to Five [Member]
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation, amount				3,900,000
Bill and HoldArrangements [Member]
Disaggregation of Revenue [Line Items]
Revenue				768,000	670,000
Government Grant [Member]
Disaggregation of Revenue [Line Items]
Revenue				227,000	$ 0
Grant Amount				$ 1,000,000
Bill-and-hold
Disaggregation of Revenue [Line Items]
Revenue		$ 0	$ 67,000